RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of transactions with related parties

c.Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018

Cost of revenues of products	$113	$2,048	$764

Research and development	$-	$-	$346

Purchase of property and equipment and inventory	$100	$-	$101

Schedule of balances with related parties	d.Balances with the related parties:
	December 31,
	2020	2019

Advance payments	$-	$344

Deferred charges	$8	$-

Trade payables	$899	$109

Accrued expenses	$-	$1,761